UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund, Series II
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 98.20%
Consumer Discretionary - 29.54%
Advance Auto Parts (a)	117,150	$4,531,362
Andersons, Inc.	147,600	4,321,728
Burlington Coat Factory Warehouse Corp.	117,100	4,454,484
Children's Place (a)	122,100	4,351,644
Dennys Corp.(a)	931,400	3,865,310
Genesco, Inc. (a)	132,000	4,915,680
Hovnanian Enterprises, Inc. (a)	77,800	3,983,360
KB Home	68,300	4,999,560
Luby's, Inc. (a)	418,500	5,465,610
Men's Wearhouse, Inc. (a)	145,100	3,874,170
Meritage Homes Corp. (a)	63,300	4,852,578
The Pantry Inc. (a)	126,100	4,712,357
Phillips-Van Heusen	151,300	4,693,326
Riviera Holdings Corp. (a)	211,500	4,691,070
Ryland Group, Inc.	67,900	4,645,718
Sears Holdings Corp. (a)	33,300	4,143,186
Standard-Pacific Corp.	115,600	4,798,556
		77,299,699

Consumer Staples - 6.78%
Great Atlantic & Pacific Tea Co. (a)	177,800	5,042,408
Longs Drug Stores Corp.	116,400	4,992,396
Seaboard Corp.	3,000	4,119,000
Spartan Stores, Inc. (a)	348,700	3,591,610
		17,745,414

Energy - 16.28%
Frontier Oil Corp.	159,600	7,078,260
Holly Corp.	109,100	6,980,218
Lufkin Industries, Inc.	138,300	6,022,965
NS Group, Inc. (a)	151,200	5,934,600
Stolt Offshore SA - ADR (a)(b)	539,300	6,245,094
Transmontaigne, Inc. (a)	440,100	3,516,399
Valero Energy Corp.	60,300	6,817,518
		42,595,054

Hennessy Cornerstone Growth Fund, Series II
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2005 (Unaudited)

	Number
	of Shares	Value
Financials - 4.14%
CB Richard Ellis Group, Inc. (a)	117,000	$5,756,400
Trammell Crow Co. (a)	205,200	5,064,336
		10,820,736

Health Care - 10.48%
Aetna, Inc.	60,800	5,237,312
Chemed Corp.	120,500	5,222,470
Humana, Inc. (a)	129,200	6,186,096
WellCare Health Plans, Inc. (a)	140,800	5,216,640
WellChoice, Inc. (a)	73,300	5,563,470
		27,425,988
Industrials - 17.72%
Amerco, Inc.	94,100	5,475,679
Badger Meter, Inc.	123,600	4,862,424
Clean Harbors, Inc. (a)	124,700	4,233,565
Gehl Co. (a)	194,100	5,409,567
Healthcare Services Group	250,000	4,812,500
JLG Industries, Inc.	182,600	6,681,334
The Shaw Group, Inc. (a)	234,300	5,777,838
Synagro Technologies, Inc.	1,024,600	4,815,620
World Air Holdings, Inc. (a)	406,900	4,313,140
		46,381,667

Information Technology - 8.79%
Multi-Fineline Electronix, Inc. (a)	273,400	8,002,418
Par Technology Corp. (a)	170,000	3,910,000
SYKES Enterprises, Inc. (a)	526,000	6,259,400
Western Digital Corp. (a)	373,700	4,831,941
		23,003,759

Materials - 4.47%
Pioneer Companies, Inc. (a)	227,600	5,476,056
Quanex Corp.	93,900	6,218,058
		11,694,114

Total Common Stocks (Cost $257,454,931)		256,966,431

Hennessy Cornerstone Growth Fund, Series II
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2005 (Unaudited)

		Principal
		Amount	Value
	SHORT-TERM OBLIGATIONS - 1.98%
	Discount Notes - 1.98%
	Federal Home Loan Bank Discount Note, 2.6500%, due 10/03/2005	5,175,000	$5,174,137
	Total Discount Notes (Cost $5,174,137)		5,174,137
	Variable Rate Demand Notes# - 0.01%
	American Family Financial Services, Inc., 3.4420%	3,208	3,208
	Wisconsin Corporate Central Credit Union, 3.5100%	3,207	3,207
	Total Variable Rate Demand Notes (Cost $6,415)		6,415
	Total Short-Term Obligations (Cost $5,180,552)		5,180,552
	Total Investments - 100.18% (Cost $262,635,483)		262,146,983
	Other Liabilities and Assets, Net - (0.18%)		(469,094)
	NET ASSETS - 100%		$261,677,889

(a)	Non-income producing security
(b)	Foreign denominated security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds Trust

By (Signature and Title) /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date  10/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy____
Neil J. Hennessy
President (Principal Executive Officer)

Date  10/24/05

By (Signature and Title)* /s/ Teresa M. Nilsen_
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principal Executive Officer)

Date  10/24/05